OTHER BALANCE SHEET INFORMATION (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Prepaid expenses and other:
Prepaid insurance		$ 45,695	$ 37,274
Other		31,615	13,017
Prepaid expenses and other		77,310	50,291
Property and equipment:
Computers and office equipment		55,297	30,421
Machinery and equipment		240,666	254,827
Leasehold improvements	25,171	25,171	11,288
Less: accumulated depreciation and amortization		(144,245)	(126,727)
Property and equipment, net	164,946	176,889	169,808
Accrued expenses:
Professional fees		49,594	25,702
Other		48,134	13,530
Accrued expenses		$ 97,728	$ 39,232